POLEN GROWTH FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.0%
Aerospace & Defense — 5.4%
ATI, Inc.*	148,992	$ 27,927,061
General Electric Co.	108,972	39,237,548
Howmet Aerospace, Inc.	73,005	20,606,391
		87,771,000
Broadline Retail — 6.4%
Amazon.com, Inc.*	383,057	104,030,620
Construction & Engineering — 1.0%
EMCOR Group, Inc.	21,091	16,818,596
Credit Services — 10.8%
Mastercard, Inc., Class A	153,689	88,079,166
Visa, Inc., Class A	241,671	88,483,003
		176,562,169
Diagnostics & Research — 2.4%
IDEXX Laboratories, Inc.*	69,362	38,778,213
Electrical Equipment — 1.9%
GE Vernova, Inc.	31,952	31,641,746
Financial Data & Stock Exchanges — 3.3%
MSCI, Inc.	92,949	53,189,136
Internet Content & Information — 8.2%
Alphabet, Inc., Class C	290,027	103,438,130
Meta Platforms, Inc., Class A	53,795	29,948,214
		133,386,344
IT Services — 4.5%
Shopify, Inc., Class A*	625,223	73,244,874
Medical Instruments & Supplies — 1.8%
Intuitive Surgical, Inc.*	81,875	28,928,894
Personal Services — 0.7%
Rollins, Inc.	296,902	11,273,369
Pharmaceuticals — 6.9%
Eli Lilly & Co.	97,028	111,469,648
Real Estate Management & Development — 2.7%
CoStar Group, Inc.*	1,529,904	44,000,039
Restaurants — 3.2%
Starbucks Corp.	495,846	52,187,791
Semiconductor Equipment & Materials — 2.2%
Lam Research Corp.	120,336	35,260,855
Semiconductors & Semiconductor Equipment — 14.4%
Broadcom, Inc.	312,977	121,835,686
NVIDIA Corp.	404,229	81,148,972
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79,208	32,019,834
		235,004,492
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — 8.4%
Microsoft Corp.	293,754	$ 136,513,359
Software Application — 4.9%
ServiceNow, Inc.*	719,458	80,025,313
Software Infrastructure — 4.8%
Oracle Corp.	602,810	78,286,935
Technology Hardware, Storage & Peripherals — 1.9%
Seagate Technology Holdings PLC	37,000	31,676,810
Travel Services — 2.2%
Airbnb, Inc., Class A*	234,436	35,521,743
TOTAL COMMON STOCKS (Cost $1,034,381,990)		1,595,571,946
EXCHANGE-TRADED FUNDS — 1.2%
Vanguard Morningstar Growth ETF	219,527	18,703,701
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,927,496)		18,703,701
SHORT-TERM INVESTMENT — 0.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(a)	8,453,821	8,453,821

TOTAL SHORT-TERM INVESTMENT (Cost $8,453,821)		8,453,821

TOTAL INVESTMENTS - 99.7% (Cost $1,061,763,307)		1,622,729,468
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		5,205,700
NET ASSETS - 100.0%		$1,627,935,168

(a)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.5%
Canada — 2.9%
Shopify, Inc., Class A*	27,335	$ 3,202,295
China — 3.7%
Tencent Holdings Ltd.	67,883	4,147,854
France — 3.4%
Hermes International SCA	764	1,353,712
L'Oreal SA	5,308	2,364,158
		3,717,870
Germany — 3.7%
Rheinmetall AG	800	1,057,560
Siemens Energy AG	18,114	3,094,651
		4,152,211
Japan — 3.4%
Keyence Corp.	3,398	1,704,392
Tokyo Electron Ltd.	6,323	2,114,015
		3,818,407
Netherlands — 4.3%
Adyen NV(a)*	2,275	2,314,167
ASML Holding NV	1,518	2,501,581
		4,815,748
Sweden — 2.5%
Spotify Technology SA*	5,588	2,793,665
Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	75,841	5,609,601
United Kingdom — 2.4%
Aon PLC, Class A	7,509	2,707,370
United States — 64.5%
Advanced Micro Devices, Inc.*	4,468	2,127,438
Alphabet, Inc., Class C	20,725	7,391,571
Amazon.com, Inc.*	18,707	5,080,447
Broadcom, Inc.	10,561	4,111,186
CoStar Group, Inc.*	46,590	1,339,928
Eli Lilly & Co.	4,550	5,227,222
GE Vernova, Inc.	2,022	2,002,366
General Electric Co.	9,604	3,458,112
Howmet Aerospace, Inc.	4,297	1,212,871
IDEXX Laboratories, Inc.*	4,123	2,305,046
Mastercard, Inc., Class A	9,354	5,360,778
Meta Platforms, Inc., Class A	3,286	1,829,349
Microsoft Corp.	13,208	6,138,022
MSCI, Inc.	4,045	2,314,711
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
NVIDIA Corp.	30,735	$ 6,170,051
Oracle Corp.	7,458	968,571
Seagate Technology Holdings PLC	2,562	2,193,405
ServiceNow, Inc.*	30,806	3,426,551
Starbucks Corp.	14,175	1,491,919
Uber Technologies, Inc.*	26,029	1,831,401
Visa, Inc., Class A	15,417	5,644,626
		71,625,571
Uruguay — 2.6%
MercadoLibre, Inc.*	1,516	2,846,972
TOTAL COMMON STOCKS (Cost $77,766,432)		109,437,564

SHORT-TERM INVESTMENT — 0.4%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(b)	510,946	510,946
TOTAL SHORT-TERM INVESTMENT (Cost $510,946)		510,946

TOTAL INVESTMENTS - 98.9% (Cost $78,277,378)		109,948,510
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		1,183,028
NET ASSETS - 100.0%		$111,131,538

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2026, these securities amounted to $2,314,167 or 2.08% of net assets.These securities have been determined by the Fund’s Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.3%
Brazil — 2.2%
NU Holdings Ltd., Class A*	36,059	$ 516,726
Canada — 5.2%
Shopify, Inc., Class A*	10,547	1,235,581
China — 5.0%
Tencent Holdings Ltd.	19,461	1,189,125
France — 5.9%
Schneider Electric SE	4,184	1,405,764
Germany — 6.9%
Rheinmetall AG	247	326,522
SAP SE	4,519	828,311
Siemens Energy AG	2,886	493,053
		1,647,886
Hong Kong — 3.6%
AIA Group Ltd.	84,729	854,144
India — 0.8%
ICICI Bank Ltd.	13,075	196,506
Japan — 13.2%
Capcom Co. Ltd.	13,900	349,173
Disco Corp.	1,886	674,121
Keyence Corp.	1,434	719,276
Mitsubishi Heavy Industries Ltd.	22,914	535,325
Tokyo Electron Ltd.	2,625	877,635
		3,155,530
Netherlands — 12.5%
Adyen NV(a)*	804	817,842
ASM International NV	944	874,285
ASML Holding NV	798	1,315,060
		3,007,187
Singapore — 1.4%
Sea Ltd., ADR*	3,263	348,293
South Korea — 2.4%
Samsung Electronics Co. Ltd.	3,320	577,862
Sweden — 7.9%
Saab AB, Class B	7,192	451,930
Spotify Technology SA*	2,908	1,453,825
		1,905,755
Switzerland — 5.0%
Lonza Group AG	1,719	1,198,106
Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,563	631,843
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — 12.8%
Aon PLC, Class A	2,503	$ 902,457
AstraZeneca PLC	4,095	696,602
Sage Group PLC (The)	64,229	846,086
Willis Towers Watson PLC	1,870	628,170
		3,073,315
United States — 2.5%
Seagate Technology Holdings PLC	688	589,017
Uruguay — 6.4%
MercadoLibre, Inc.*	817	1,534,285
TOTAL COMMON STOCKS (Cost $18,478,311)		23,066,925

SHORT-TERM INVESTMENT — 1.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(b)	235,035	235,035
TOTAL SHORT-TERM INVESTMENT (Cost $235,035)		235,035

TOTAL INVESTMENTS - 97.3% (Cost $18,713,346)		23,301,960
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		650,983
NET ASSETS - 100.0%		$23,952,943

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2026, these securities amounted to $817,842 or 3.41% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL GROWTH FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.0%
Aerospace & Defense — 5.4%
AAR Corp.*	8,085	$ 1,132,224
BWX Technologies, Inc.	5,603	945,226
VSE Corp.	6,788	1,319,519
		3,396,969
Airports & Air Services — 0.4%
Joby Aviation, Inc.*	34,071	243,608
Auto & Truck Dealerships — 0.6%
OPENLANE, Inc.*	9,671	384,519
Biotechnology — 13.5%
Adaptive Biotechnologies Corp.*	21,892	494,102
Aktis Oncology, Inc.*	14,852	327,784
Axsome Therapeutics, Inc.*	1,405	306,276
Cogent Biosciences, Inc.*	7,522	292,831
Dianthus Therapeutics, Inc.*	5,113	546,682
Mirum Pharmaceuticals, Inc.*	6,599	699,164
Praxis Precision Medicines, Inc.*	1,876	577,489
Protagonist Therapeutics, Inc.*	7,156	977,796
PTC Therapeutics, Inc.*	7,862	534,695
Scholar Rock Holding Corp.*	12,382	585,607
SELLAS Life Sciences Group, Inc.*	10,137	101,471
Taysha Gene Therapies, Inc.*	103,435	606,129
TG Therapeutics, Inc.*	5,842	303,959
Travere Therapeutics, Inc.*	10,876	607,860
Twist Bioscience Corp.*	12,523	1,146,481
Xenon Pharmaceuticals, Inc.*	4,656	291,791
		8,400,117
Building Products — 1.8%
Modine Manufacturing Co.*	5,722	1,150,465
Capital Markets — 4.1%
Marex Group Ltd.	9,901	642,773
Victory Capital Holdings, Inc., Class A	9,945	984,853
WisdomTree, Inc.	46,957	909,557
		2,537,183
Commercial Services & Supplies — 0.6%
MillerKnoll, Inc.	15,699	353,541
Communications Equipment — 0.9%
Applied Optoelectronics, Inc.*	4,143	390,768
Digi International, Inc.*	2,281	159,031
		549,799
	Number of Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — 1.2%
Cardinal Infrastructure Group, Inc., Class A*	6,541	$ 404,823
Construction Partners, Inc., Class A*	3,467	358,314
		763,137
Copper — 0.6%
ERO Copper Corp.*	13,661	367,618
Electrical Equipment — 2.2%
Bloom Energy Corp., Class A*	4,723	972,041
Vicor Corp.*	1,870	387,782
		1,359,823
Electrical Equipment & Parts — 1.5%
Amprius Technologies, Inc.*	64,736	621,466
Powell Industries, Inc.	1,369	285,683
		907,149
Electronic Components — 3.7%
Bel Fuse, Inc., Class B	6,009	1,634,268
Knowles Corp.*	18,525	677,830
		2,312,098
Electronic Equipment, Instruments & Components — 4.1%
Littelfuse, Inc.	1,498	662,311
nLight, Inc.*	21,782	1,498,601
Novanta, Inc.*	2,216	315,891
Vishay Precision Group, Inc.*	1,179	108,527
		2,585,330
Energy Equipment & Services — 1.2%
Solaris Energy Infrastructure, Inc.	14,496	745,239
Engineering & Construction — 0.7%
Argan, Inc.	822	468,893
Entertainment — 2.0%
Sphere Entertainment Co.*	8,804	1,261,173
Farm & Heavy Construction Machinery — 0.5%
Astec Industries, Inc.	6,209	314,548
Health Care Equipment & Supplies — 1.8%
Glaukos Corp.*	4,985	831,099
Pulse Biosciences, Inc.*	8,670	304,577
		1,135,676
Health Care Providers & Services — 7.2%
Billiontoone, Inc., Class A*	7,801	1,081,219
BrightSpring Health Services, Inc.*	10,672	637,225
Brookdale Senior Living, Inc.*	129,012	1,883,575

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL GROWTH FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
Guardant Health, Inc.*	4,084	$ 661,567
Hinge Health, Inc., Class A*	2,898	216,510
		4,480,096
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc.	2,255	301,381
Hotels, Restaurants & Leisure — 4.3%
Cheesecake Factory, Inc. (The)	10,977	1,113,287
Life Time Group Holdings, Inc.*	23,399	1,055,295
Lindblad Expeditions Holdings, Inc.*	18,361	543,119
		2,711,701
Household Durables — 0.5%
Green Brick Partners, Inc.*	4,346	307,393
Insurance — 1.5%
Oscar Health, Inc., Class A*	29,664	926,110
IT Services — 3.6%
DigitalOcean Holdings, Inc.*	18,100	2,126,750
Rackspace Technology, Inc.*	30,932	127,749
		2,254,499
Leisure — 1.4%
Callaway Golf Co.*	45,691	843,456
Leisure Products — 0.7%
Peloton Interactive, Inc., Class A*	72,772	465,013
Machinery — 2.6%
CECO Environmental Corp.*	20,788	1,369,721
China Yuchai International Ltd.	6,024	284,092
		1,653,813
Medical Devices — 1.3%
Establishment Labs Holdings, Inc.*	8,675	802,785
Metal Fabrication — 1.3%
Proto Labs, Inc.*	10,977	823,824
Passenger Airlines — 1.1%
Copa Holdings SA, Class A	4,661	658,226
Pharmaceuticals — 1.1%
Eton Pharmaceuticals, Inc.*	8,733	405,386
MBX Biosciences, Inc.*	4,681	308,618
		714,004
Professional Services — 1.2%
Andersen Group, Inc., Class A*	3,325	157,372
Legalzoom.com, Inc.*	78,584	618,456
		775,828
REIT - Specialty — 1.4%
Outfront Media, Inc., REIT	26,974	859,661
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductor Equipment & Materials — 2.8%
Aehr Test Systems*	6,990	$ 559,060
AXT, Inc.*	6,902	417,088
Veeco Instruments, Inc.*	15,152	757,600
		1,733,748
Semiconductors & Semiconductor Equipment — 2.4%
Penguin Solutions, Inc.*	8,945	470,775
Semtech Corp.*	5,941	699,969
SiTime Corp.*	566	302,923
		1,473,667
Software — 8.6%
Adeia, Inc.	16,441	438,153
Clear Secure, Inc., Class A	26,915	1,486,784
Dropbox, Inc., Class A*	4,528	147,432
Five9, Inc.*	28,060	771,931
RingCentral, Inc., Class A	16,007	890,309
ServiceTitan, Inc., Class A*	1,766	146,684
Terawulf, Inc.*	84,138	1,485,877
		5,367,170
Software Application — 2.5%
JFrog Ltd.*	19,184	1,530,691
Specialty Business Services — 1.3%
AZZ, Inc.	5,442	787,566
Specialty Retail — 1.4%
RealReal, Inc. (The)*	71,163	860,361
Telecom Services — 1.6%
Millicom International Cellular SA	10,593	1,011,420
Textiles, Apparel & Luxury Goods — 1.2%
Ermenegildo Zegna NV	52,513	772,466
Trading Companies & Distributors — 0.7%
Xometry, Inc., Class A*	4,762	408,199
TOTAL COMMON STOCKS (Cost $50,424,811)		61,759,963

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.8%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(a)	493,050	$ 493,050

TOTAL SHORT-TERM INVESTMENT (Cost $493,050)		493,050

TOTAL INVESTMENTS - 99.8% (Cost $50,917,861)		62,253,013
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		152,478
NET ASSETS - 100.0%		$62,405,491

(a)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
Value

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	36,413
NET ASSETS - 100.0%	$36,413
See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 68.7%
Consumer Discretionary Products — 5.1%
Beach Acquisition Bidco, LLC, 10.00% (10% Cash / 10.75% PIK), 7/15/33(a)(b)	$ 1,885,095	$ 2,025,157
Champ Acquisition Corp., 8.375%, 12/1/31(a)	700,000	731,830
Dexko Global, Inc., 7.50%, 4/15/32(a)	5,174,490	4,311,851
IHO Verwaltungs GmbH, 7.375% (7.375% Cash / 8.125% PIK ), 5/15/33(a)(b)	2,240,000	2,323,059
Patrick Industries, Inc., 6.375%, 11/1/32(a)	584,000	576,945
		9,968,842
Consumer Discretionary Services — 6.8%
1011778 BC ULC, 4.00%, 10/15/30(a)	210,000	197,392
A&K Travel Group Holdings Ltd., 7.50%, 5/15/33(a)	2,030,000	2,022,635
Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	3,755,000	3,296,845
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	1,293,000	1,270,505
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	809,000	794,313
Light & Wonder International, Inc., 6.25%, 10/1/33(a)	605,000	594,712
Penn Entertainment, Inc., 6.75%, 4/1/31(a)	1,010,000	1,014,205
Pioneer Opco, LLC, 7.00%, 5/15/33(a)	700,000	707,217
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	2,810,000	2,277,347
Station Casinos, LLC, 6.625%, 3/15/32(a)	1,000,000	1,011,068
		13,186,239
Consumer Staple Products — 2.7%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	850,000	851,290
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	2,927,000	2,749,371
Post Holdings, Inc., 6.25%, 10/15/34(a)	1,666,000	1,620,832
		5,221,493
Financial Services — 5.5%
Fair Isaac Corp., 6.25%, 9/15/34(a)	1,440,000	1,391,338
	Par Value	Value
CORPORATE BONDS — (Continued)
Financial Services — (Continued)
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	$2,110,000	$ 2,098,184
Jane Street Group / JSG Finance, Inc., 6.125%, 11/1/32(a)	510,000	507,868
Jane Street Group / JSG Finance, Inc., 6.75%, 5/1/33(a)	1,000,000	1,019,791
Osaic Holdings, Inc., 8.00%, 8/1/33(a)	760,000	771,379
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	2,230,000	2,233,920
VFH Parent, LLC, 7.50%, 6/15/31(a)	190,000	197,160
WEX, Inc., 6.50%, 3/15/33(a)	2,541,000	2,527,070
		10,746,710
Health Care — 7.1%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	975,000	1,006,937
Charlotte Buyer, Inc., 8.00%, 6/30/31(a)	2,230,000	2,254,024
Global Medical Response, Inc., 7.375%, 10/1/32(a)	2,953,000	3,006,787
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	503,000	497,307
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	2,430,000	2,565,604
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	510,000	499,159
Select Medical Corp., 6.25%, 12/1/32(a)	1,100,000	1,056,788
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	2,954,000	2,967,702
		13,854,308
Industrial Products — 2.8%
EMRLD Borrower LP, 6.75%, 7/15/31(a)	490,000	503,576
Goat Holdco, LLC, 6.75%, 2/1/32(a)	1,292,000	1,313,724
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(a)	1,730,000	1,698,076
TransDigm, Inc., 6.375%, 5/31/33(a)	1,010,000	1,010,603
TransDigm, Inc., 6.75%, 1/31/34(a)	1,000,000	1,016,398
		5,542,377
Industrial Services — 3.4%
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	1,010,000	1,010,570

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Services — (Continued)
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	$1,467,000	$ 1,504,837
GB AIT Buyer, Inc., 8.75%, 4/30/34(a)	1,010,000	1,003,545
JetBlue Airways Corp., 9.875%, 9/20/31(a)	625,000	544,474
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(a)	2,060,000	2,005,257
VM Consolidated, Inc., 5.50%, 4/15/29(a)	650,000	605,177
		6,673,860
Insurance — 6.4%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	3,010,000	3,030,480
Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	2,480,000	2,519,551
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(a)	2,550,000	2,324,908
HUB International Ltd., 7.375%, 1/31/32(a)	2,065,000	2,112,858
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	2,688,000	2,544,750
		12,532,547
Materials — 10.7%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	684,000	704,824
Avient Corp., 6.25%, 11/1/31(a)	200,000	201,635
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)(c)(d)(e)(f)	11,656,000	8,639,427
Celanese US Holdings, LLC, 6.75%, 4/15/33	1,296,000	1,322,149
Century Aluminum Co., 6.875%, 8/1/32(a)	1,991,000	2,024,192
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	886,000	889,261
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	875,000	885,162
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	1,935,000	2,023,898
Huntsman International, LLC, 5.70%, 10/15/34	930,000	872,661
Inversion Escrow Issuer, LLC, 6.75%, 8/1/32(a)	410,000	399,307
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(d)(e)(f)	$1,802,000	$ —
Olympus Water US Holding Corp., 7.25%, 6/15/31(a)	500,000	505,673
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	1,430,000	1,401,721
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(d)(e)	195,000	195,000
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(a)(d)(e)(f)	121,200	121,200
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	880,000	795,495
		20,981,605
Media — 3.0%
CCO Holdings, LLC, 7.375%, 2/1/36(a)	1,050,000	999,597
CCO Holdings, LLC , 4.25%, 1/15/34(a)	1,215,000	993,470
Discovery Global Holdings, Inc., 5.05%, 3/15/42	1,724,000	1,185,250
Lamar Media Corp., 5.375%, 11/1/33(a)	310,000	301,637
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(a)	1,630,000	1,690,139
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	210,000	202,972
Outfront Media Capital, LLC, 6.00%, 6/15/34(a)	510,000	503,452
		5,876,517
Oil & Gas — 2.2%
Harvest Midstream I LP, 6.75%, 5/15/34(a)	1,000,000	1,004,459
Hilcorp Energy I LP, 7.25%, 2/15/35(a)	330,000	327,494
Sunoco LP, 5.375%, 7/15/31(a)	310,000	304,245
Sunoco LP, 5.625%, 7/15/34(a)	520,000	503,037
Venture Global LNG, Inc., 9.875%, 2/1/32(a)	1,590,000	1,693,331
Venture Global Plaquemines LNG, LLC, 6.75%, 1/15/36(a)	480,000	502,664
		4,335,230
Retail & Wholesale - Discretionary — 1.9%
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	954,000	950,043
High Ridge Brands Escrow, 3/15/27(d)(e)	176,900	—

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	$1,960,000	$ 2,013,534
Wayfair, LLC, 6.75%, 11/15/32(a)	699,000	712,127
		3,675,704
Software & Technology Services — 5.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	3,503,000	3,383,369
Cloud Software Group, LLC, 6.50%, 3/31/29(a)	760,000	741,851
CoreWeave, Inc., 9.00%, 2/1/31(a)	2,359,000	2,131,728
CoreWeave, Inc., 9.75%, 10/1/31(a)	590,000	533,034
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	2,251,000	2,169,923
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(a)	1,020,000	1,038,622
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	200,000	201,295
		10,199,822
Telecommunications — 5.9%
APLD ComputeCo 3, LLC, 7.00%, 6/15/31(a)	2,150,000	2,091,384
APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	2,376,000	2,526,676
ELK Grove Village Property, LLC, 7.50%, 6/15/31(a)	570,000	547,632
Galaxy Helios Data Centers II, LLC, 9.875%, 8/1/31(a)	1,480,000	1,485,810
Meridian Arc Holdco, LLC, 6.25%, 4/30/31(a)	3,090,000	2,973,137
SE Cosmos, LLC, 8.875%, 5/1/31(a)	2,020,000	1,993,222
		11,617,861
TOTAL CORPORATE BONDS (Cost $140,520,062)		134,413,115
SENIOR LOANS†† — 23.0%
Consumer Discretionary Services — 0.4%
SGH2, LLC, Initial Dollar Term Loan, 8.232% (SOFR +450 bps), 8/18/32(g)	803,925	806,940
Consumer Staple Products — 0.1%
New Star Metals, Inc., Senior Secured Term Loan, 12.232% (SOFR +850 bps), 3/13/30(d)(e)(g)	128,910	128,910
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 7.7%
CVET Midco 2 LP, Initial Term Loan, 8.732% (SOFR +500 bps), 10/13/29(g)	$8,857,742	$ 8,617,166
EyeCare Partners, LLC, Tranche B Term Loan, 4.834% (SOFR +110 bps), PIK, 11/30/28(b)(g)	3,308,107	1,614,356
EyeCare Partners, LLC, Tranche C Term Loan, 10.584% (SOFR +685 bps), PIK, 11/30/28(b)(e)(g)	340,604	57,336
Medical Solutions Holdings, Inc., Second Lien Term Loan, 7.423% (SOFR +360 bps), 11/1/29(e)(g)	1,824,469	177,886
Performance Health Holdings, Inc., Initial Term Loan, 7.482% (SOFR +375 bps), 3/19/32(g)	4,682,700	4,630,020
		15,096,764
Industrial Products — 0.0%
Dynamo US Bidco, Inc., Term Loan B1, 6.981% (SOFR +325 bps), 9/30/31(g)	89,775	87,082
Industrial Services — 3.2%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.231% (SOFR +550 bps), 7/29/33(g)	1,945,000	1,965,666
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.084% (SOFR +726 bps), 3/2/29(g)(h)	4,317,740	4,273,656
		6,239,322
Materials — 3.2%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 4.286% (CORRA +200 bps), PIK, 12/19/33(b)(d)(e)(g)	434,125	43
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.516% (SOFR +785 bps), 11/24/28(d)(g)	6,999,000	5,009,884
HP PHRG Borrower, LLC, Closing Date Term Loan, 2/20/32(g)(h)	490,000	487,753
Ineos US Finance, LLC, New 2031 Dollar Term Loan, 6.731% (SOFR +300 bps), 2/7/31(h)	758,071	708,327
		6,206,007

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — 4.2%
Auction.com, LLC, Term Loan, 9.626% (SOFR +600 bps), 5/26/28(g)(h)	$5,370,520	$ 5,057,338
MH Sub I, LLC, Second Lien Term Loan, 9.981% (SOFR +625 bps), 2/23/29(g)	3,345,000	3,185,193
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75% (17.75% Cash / 100% PIK), Senior Loans, 4/16/31(b)(d)(e)(f)	195,530	20
		8,242,551
Software & Technology Services — 2.3%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	764,465	730,064
CoreWeave Compute Acquisition Co. IV, LLC., Additional Delayed Draw Term Loan, 8.151% (SOFR +450 bps), 11/15/31(g)(i)	450,890	451,172
Kaseya, Inc., Initial Term Loan, 8.823% (SOFR +500 bps), 3/5/33(g)	3,785,000	2,160,610
Starlight Parent, LLC, Term Loan, 7.67% (SOFR +400 bps), 4/16/32(g)(h)	1,365,729	1,072,097
		4,413,943
Technology Hardware & Semiconductors — 1.9%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.108% (SOFR +560 bps), 2/1/30(g)	3,871,939	3,766,680
TOTAL SENIOR LOANS (Cost $51,753,997)		44,988,199
ASSET-BACKED SECURITIES — 1.3%
BBAM US CLO III Ltd., Ser 2023-3A, Class DR, 2023-3A, DR, 8.953% (SOFR + 520bps), 10/15/38(a)(g)	1,150,000	1,128,570
Trinitas CLO XXI Ltd., Ser 2022-21A, Class ER, 2022-21A, ER, 9.229% (SOFR + 550bps), 4/20/38(a)(g)	1,580,000	1,518,454
TOTAL ASSET-BACKED SECURITIES (Cost $2,733,543)		2,647,024
	Number of Shares	Value
COMMON STOCKS† — 0.5%
Industrial Products — 0.3%
Utex Industries, Inc.(d)(e)*	8,406	$ 468,655
Materials — 0.2%
Arctic Canadian Diamond Co. Ltd.(d)(e)*	591	20,561
Burgundy Diamond Mines Ltd.(d)(e)*	2,052,413	—
Real Alloy Holding, Inc.(d)(e)*	4	308,832
Specialty Steel Holdings, Inc.(d)(e)*	1	137,728
		467,121
TOTAL COMMON STOCKS (Cost $953,558)		935,776

TOTAL INVESTMENTS - 93.5% (Cost $195,961,160)		182,984,114
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%		12,664,322
NET ASSETS - 100.0%		$195,648,436

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2026, these securities amounted to $133,363,879 or 68.17% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
(c)	Security is currently in default.
(d)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(e)	Security is deemed illiquid at July 31, 2026.
(f)	Security deemed to be restricted as of July 31, 2026. As of July 31, 2026, the fair value of restricted securities in the aggregate was $8,760,647, representing 4.48% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(g)	Variable or floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
(h)	All or a portion of this Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(i)	All or a portion of this senior loan position is unfunded as of July 31, 2026. The Fund had approximately $1,743,790 in unfunded commitments pursuant to Delayed Draw Term Loan facilities.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
CLO	Collateralized Loan Obligation
CORRA	Canadian Overnight Repo Rate Average
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2026
(Unaudited)
Portfolio Valuation — The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund, Polen Emerging Markets Growth Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) for each of the Funds is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception, the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$1,595,571,946	$1,595,571,946	$—	$—
Exchange-Traded Funds	18,703,701	18,703,701	—	—
Short-Term Investment	8,453,821	8,453,821	—	—
Total Assets	$1,622,729,468	$1,622,729,468	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Canada	$3,202,295	$3,202,295	$—	$—
China	4,147,854	—	4,147,854	—
France	3,717,870	—	3,717,870	—
Germany	4,152,211	—	4,152,211	—
Japan	3,818,407	—	3,818,407	—
Netherlands	4,815,748	—	4,815,748	—
Sweden	2,793,665	2,793,665	—	—
Taiwan	5,609,601	—	5,609,601	—
United Kingdom	2,707,370	2,707,370	—	—
United States	71,625,571	71,625,571	—	—
Uruguay	2,846,972	2,846,972	—	—
Short-Term Investment	510,946	510,946	—	—
Total Assets	$109,948,510	$83,686,819	$26,261,691	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
Funds	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Brazil	$516,726	$516,726	$—	$—
Canada	1,235,581	1,235,581	—	—
China	1,189,125	—	1,189,125	—
France	1,405,764	—	1,405,764	—
Germany	1,647,886	—	1,647,886	—
Hong Kong	854,144	—	854,144	—
India	196,506	—	196,506	—
Japan	3,155,530	—	3,155,530	—
Netherlands	3,007,187	—	3,007,187	—
Singapore	348,293	348,293	—	—
South Korea	577,862	—	577,862	—
Sweden	1,905,755	1,453,825	451,930	—
Switzerland	1,198,106	—	1,198,106	—
Taiwan	631,843	631,843	—	—
United Kingdom	3,073,315	1,530,627	1,542,688	—
United States	589,017	589,017	—	—
Uruguay	1,534,285	1,534,285	—	—
Short-Term Investment	235,035	235,035	—	—
Total Assets	$23,301,960	$8,075,232	$15,226,728	$—
Polen 5Perspectives Small Growth Fund
Assets
Common Stocks*	$61,759,963	$61,759,963	$—	$—
Short-Term Investment	493,050	493,050	—	—
Total Assets	$62,253,013	$62,253,013	$—	$—
Polen Emerging Markets Growth Fund
Assets
Common Stocks	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Materials	$20,981,605	$—	$12,025,978	$8,955,627
Health Care	13,854,308	—	13,854,308	—
Consumer Discretionary Services	13,186,239	—	13,186,239	—
Insurance	12,532,547	—	12,532,547	—
Telecommunications	11,617,861	—	11,617,861	—
Financial Services	10,746,710	—	10,746,710	—
Software & Technology Services	10,199,822	—	10,199,822	—
Consumer Discretionary Products	9,968,842	—	9,968,842	—
Industrial Services	6,673,860	—	6,673,860	—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
Funds	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Opportunistic High Yield Fund (continued)
Assets
Media	$5,876,517	$—	$5,876,517	$—
Industrial Products	5,542,377	—	5,542,377	—
Consumer Staple Products	5,221,493	—	5,221,493	—
Oil & Gas	4,335,230	—	4,335,230	—
Retail & Wholesale - Discretionary	3,675,704	—	3,675,704	—**
Senior Loans
Health Care	15,096,763	—	15,096,763	—
Media	8,242,551	—	8,242,531	20
Materials	6,206,007	—	1,196,080	5,009,927
Industrial Services	6,239,322	—	6,239,322	—
Software & Technology Services	5,568,256	—	5,568,256	—
Technology Hardware & Semiconductors	3,766,680	—	3,766,680	—
Consumer Discretionary Services	806,940	—	806,940	—
Consumer Staple Products	128,910	—	—	128,910
Industrial Products	87,082	—	87,082	—
Asset-Backed Securities	2,647,024	—	2,647,024	—
Common Stocks
Industrial Products	468,655	—	—	468,655
Materials	467,121	—	—	467,121
Total Assets	$184,138,426	$—	$169,108,166	$15,030,260

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Polen Opportunistic High Yield Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
For the Polen Opportunistic High Yield Fund, the securities listed below are restricted from resale as of July 31, 2026:
	Security Type	Acquisition Date	Cost	Value
Baffinland Iron Mines Corp.	Corporate Bonds	05/29/2020	$11,656,000	$8,639,427
Northwest Acquisitions ULC	Corporate Bonds	10/25/2018	1,343,974	—
Specialty Steel Holdings, Inc.	Corporate Bonds	04/10/2026	121,200	121,200
Sterling Entertainment Enterprises, LLC	Senior Loans	01/22/2025	110,429	20
				$8,760,647

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Polen Opportunistic High Yield Fund, have been identified in the Portfolio of Investments.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds' Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.